Investment (Details)	1 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Zhongcang Warehouse Co., Ltd [Member]
Investment (Details) [Line Items]
Invested amount					$ 1,038,000	¥ 7,140,000
Equity interest, percentage					34.00%	34.00%
Zhonghao Culture Media Co., Ltd [Member]
Investment (Details) [Line Items]
Equity interest, percentage	2.00%	2.00%	14.00%	14.00%
Recognized gain or loss	$ 61,400	¥ 420,000	$ 427,400	¥ 2,940,000
Reduced percentage			20.00%	20.00%